Share-based Compensation - Nio Incentive Plans - Restricted Shares (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) shares
Weighted Average Grant Date Fair Value, Restricted shares
Recognized share-based compensation expenses | ¥	¥ 2,295,896,000		¥ 1,010,140,000		¥ 187,094,000
NIO Incentive Plans | US employees under 2016 plan
Number of Restricted Shares Outstanding
Unvested, Beginning Balance	1,138,196
Granted	2,353,714		1,179,976
Vested	(291,069)		(1,728)
Forfeited	(232,483)		(40,052)
Unvested, Ending Balance	2,968,358		1,138,196
Weighted Average Grant Date Fair Value, Restricted shares
Unvested, Beginning Balance | $ / shares		$ 41.93
Granted | $ / shares		16.00		$ 41.87
Vested | $ / shares		36.44		41.53
Forfeited | $ / shares		29.70		40.09
Unvested, Ending Balance | $ / shares		$ 23.87		$ 41.93
Number of shares granted	2,353,714		1,179,976
Unrecognized share-based compensation expenses, other than options | ¥	¥ 428,463,000	$ 428,463,000	¥ 283,784,000	$ 283,784,000
NIO Incentive Plans | Non-US employees under 2016, 2017 and 2018 plan
Number of Restricted Shares Outstanding
Unvested, Beginning Balance	22,899,941		1,735,744
Granted	31,944,551		22,551,227
Vested	(4,687,528)		(841,014)
Forfeited	(3,172,211)		(546,016)
Unvested, Ending Balance	46,984,753		22,899,941		1,735,744
Weighted Average Grant Date Fair Value, Restricted shares
Unvested, Beginning Balance | $ / shares		$ 33.02		$ 40.05
Granted | $ / shares		15.12		36.55
Vested | $ / shares		34.49		39.81
Forfeited | $ / shares		28.42		36.22
Unvested, Ending Balance | $ / shares		$ 22.88		$ 33.02
Number of shares granted	31,944,551		22,551,227
Restricted shares | NIO Incentive Plans | US employees under 2016 plan
Weighted Average Grant Date Fair Value, Restricted shares
Recognized share-based compensation expenses | ¥	¥ 118,700,000		¥ 20,820,000		¥ 0
Weighted-average period for unrecognized expenses expected to be recognized	3 years 5 months 23 days		3 years 9 months 29 days
Restricted shares | NIO Incentive Plans | Non-US employees under 2016, 2017 and 2018 plan
Weighted Average Grant Date Fair Value, Restricted shares
Recognized share-based compensation expenses | ¥	¥ 1,744,712,000		¥ 437,166,000		¥ 9,551,000
Unrecognized share-based compensation expenses, other than options | ¥	¥ 6,525,925,000	$ 6,525,925,000	¥ 472,628,000	$ 472,628,000
Weighted-average period for unrecognized expenses expected to be recognized	3 years 3 months 25 days		3 years 7 months 24 days